Intangible Assets, Net - Schedule of Intangible Assets of the Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total cost	¥ 66,184	$ 9,066	¥ 64,177
Less: Accumulated amortization of Purchased software	(485)	(66)	(371)
Total accumulated amortization	(51,334)	(7,032)	(47,880)
Intangible assets, net	14,850	2,034	16,297
Purchased Software [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total cost	734	101	727
Patents obtained from Harbin Veterinary Research Institute [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total cost	26,439	3,622	26,439
Patents obtained from China Agricultural University [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total cost	3,300	452	3,300
Patents obtained from China Institute of Veterinary Drug Control [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total cost	6,600	904	5,800
Patents obtained from Jiangsu Nannong High-Tech Co., Ltd. [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total cost	7,200	986	7,200
Patents obtained from Nanjing Agricultural University [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total cost	7,600	1,041	7,600
Patents obtained from others [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total cost	14,311	1,960	13,111
Accumulated amortization of Patents obtained from Harbin Veterinary Research Institute [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total accumulated amortization	(25,731)	(3,525)	(25,260)
Accumulated amortization of Patents obtained from China Agricultural University [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total accumulated amortization	(1,678)	(230)	(1,348)
Accumulated amortization of Patents obtained from China Institute of Veterinary Drug Control [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total accumulated amortization	(3,689)	(505)	(3,095)
Accumulated amortization of Patents obtained from Jiangsu Nannong High-Tech Co., Ltd. [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total accumulated amortization	(2,470)	(338)	(1,750)
Accumulated amortization of Patents obtained from Nanjing Agricultural University [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total accumulated amortization	(4,377)	(600)	(3,617)
Accumulated amortization of Patents obtained from others [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total accumulated amortization	¥ (12,904)	$ (1,768)	¥ (12,439)